Property and Equipment, Net (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2023
Property and Equipment, Net [Abstract]
Property and equipment, gross	$ 49,328	$ 43,281		$ 56,918
Accumulated depreciation and amortization	(17,348)	(10,633)		(21,246)
Property and equipment, net	31,980	32,648		35,672
Depreciation expense	6,700	6,100	$ 3,700
Leasehold Improvements [Member]
Property and Equipment, Net [Abstract]
Property and equipment, gross	26,076	23,744		29,794
Furniture, Fixtures and Equipment [Member]
Property and Equipment, Net [Abstract]
Property and equipment, gross	2,669	2,346		2,700
Medical Equipment [Member]
Property and Equipment, Net [Abstract]
Property and equipment, gross	11,003	8,811		12,443
Computer Equipment [Member]
Property and Equipment, Net [Abstract]
Property and equipment, gross	3,115	2,713		3,271
Signs [Member]
Property and Equipment, Net [Abstract]
Property and equipment, gross	129	117		147
Automobiles [Member]
Property and Equipment, Net [Abstract]
Property and equipment, gross	69	69		59
Software [Member]
Property and Equipment, Net [Abstract]
Property and equipment, gross	4,834	4,036		4,331
Construction-in-Progress [Member]
Property and Equipment, Net [Abstract]
Property and equipment, gross	$ 1,433	$ 1,445		$ 4,173